Consolidated Balance Sheets (Parentheticals)	Feb. 14, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Jun. 30, 2022 shares	Dec. 31, 2021 ¥ / shares shares	Oct. 29, 2019 $ / shares
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.01	$ 0.01		¥ 0.01	$ 0.01
Ordinary shares, authorized		2,400,000,000		2,400,000,000
Ordinary shares, issued		79,536,589		16,604,402
Ordinary shares, outstanding		67,044,306	79,536,589	16,604,402
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.01	$ 0.01		¥ 0.01	$ 0.01
Ordinary shares, authorized		30,000,000		30,000,000
Ordinary shares, issued		3,573,100		2,773,100
Ordinary shares, outstanding		3,573,100	3,573,100	2,773,100